Leases - Disclosure of maturity analysis of operating lease payments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 19,336	$ 14,268
Effect Of Lease Discounting	(4,765)	(2,268)
Lease liabilities	14,571	12,000
Current lease liabilities	2,832	2,660
Non-current lease liabilities	11,739	9,340
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	3,596	3,237
1 to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	2,906	2,418
2 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	2,222	1,798
3 to 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	1,620	1,394
4 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	1,481	1,099
5 to 10 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	4,076	3,039
Over 10 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 3,435	$ 1,283